NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ (704)
Non-controlling interest, at ending	(705)	$ (704)
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(704)	(693)	$ (650)
Net (loss) attributable to non-controlling interest	(1)	(11)	(43)
Non-controlling interest, at ending	$ (705)	$ (704)	$ (693)